Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	23,000,000	23,000,000
Ordinary shares, shares outstanding	23,000,000	23,000,000